SUPPLEMENT DATED FEBRUARY 29, 2008
TO

PROSPECTUS DATED DECEMBER 18, 2007
FOR SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

The following investment options are not currently available:

SCSM Goldman Sachs Mid Cap Value Fund
SCSM Goldman Sachs Short Duration Fund
SCSM Lord Abbett Growth & Income Fund
SCSM PIMCO High Yield Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.